Capital Leases (Tables)	12 Months Ended
Dec. 31, 2015
Leases [Abstract]
Future Minimum Lease Payments Under Non Cancellable Capital Lease Arrangements

Future minimum lease payments under non-cancellable capital lease arrangements as lessee are as follows:

	RMB	US$
2016	202,512	31,262
2017	174,180	26,889
2018	123,441	19,056
2019	70,919	10,948
2020 and thereafter	732,298	113,048

Total minimum lease payments	1,303,350	201,203
Less: amount representing interest	(583,792)	(90,122)

Present value of remaining minimum lease payments	719,558	111,081